Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks		$ 28,236	$ 21,757
Interest-earning deposits with banks		236,376	119,493
Total cash, cash equivalents, and restricted cash		264,612	141,250
Federal funds sold and securities purchased under resale agreements		65,672	102,140
Trading debt securities		75,095	79,733
Available-for-sale, at fair value	[1]	220,392	263,459
Held-to-maturity, at amortized cost, net of allowance for credit losses	[1]	205,720
Held-to-maturity, amortized cost		205,761	153,933	[1]
Loans held for sale	[2]	36,384	24,319
Loans		887,637	962,265
Allowance for loan losses		(18,516)	(9,551)
Net loans		869,121	952,714
Mortgage servicing rights		7,437	12,947
Premises and equipment, net		8,895	9,309
Goodwill		26,392	26,390
Derivative assets		25,846	14,203
Equity securities		62,260	68,241
Other assets		87,337	78,917
Total assets	[3]	1,955,163	1,927,555
Liabilities
Noninterest-bearing deposits		467,068	344,496
Interest-bearing deposits		937,313	978,130
Total deposits		1,404,381	1,322,626
Short-term borrowings		58,999	104,512
Derivative liabilities		16,509	9,079
Accrued expenses and other liabilities		76,404	75,163
Long-term debt		212,950	228,191
Total liabilities	[4]	1,769,243	1,739,571
Wells Fargo stockholders’ equity:
Preferred stock		21,136	21,549
Common stock		9,136	9,136
Additional paid-in capital		60,197	61,049
Retained earnings		162,890	166,697
Cumulative other comprehensive income (loss)		194	(1,311)
Treasury stock		(67,791)	(68,831)
Unearned ESOP shares		875	1,143
Total Wells Fargo stockholders’ equity		184,887	187,146
Noncontrolling interests		1,033	838
Total equity		185,920	187,984
Total liabilities and equity		$ 1,955,163	$ 1,927,555

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.
[2]	In 2020, loans held for sale and mortgage loans held for sale were combined into a single line item, and mortgage servicing rights measured at fair value and at amortized cost were combined into a single line item. Prior period balances have been revised to conform with the current period presentation.
[3]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.
[4]	Our consolidated liabilities at December 31, 2020 and 2019, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $203 million and $587 million; All other liabilities, $900 million and $639 million; and Total liabilities, $1.1 billion and $1.2 billion, respectively. Prior period balances have been conformed to current period presentation.